Consolidated Statement of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 35,479,712	$ 6,087,457	$ 2,592,989
Cost of revenues	34,677,937	5,097,893	1,314,935
Gross profit	801,775	989,564	1,278,054
Operating expenses:
Selling expenses	195,519	177,611	127,134
General and administrative expenses	2,706,230	2,551,717	4,454,706
Total operating expenses	2,901,749	2,729,328	4,581,840
Loss from operations	(2,099,974)	(1,739,764)	(3,303,786)
Other (expense) income:
Interest expense, net	(340,474)	(237,503)	(240,704)
Change in fair value of convertible note	(536,295)
Change in fair value of warrants liabilities	(7,387,121)
Gain from disposal of subsidiaries	4,572,160
Investment loss	(13,215)	(22,294)	(18,866)
Other (expense) income, net	(150,462)	(149,864)	958,673
Total other (expense) income, net	(3,855,407)	(409,661)	699,103
Loss before income taxes	(5,955,381)	(2,149,425)	(2,604,683)
Income taxes (benefit) provision	(3,554)	16,924	99,380
Net loss from continuing operation	(5,951,827)	(2,166,349)	(2,704,063)
Net income (loss) from discontinued operation	717,412	(1,802,503)	(3,075,991)
Net loss	(5,234,415)	(3,968,852)	(5,780,054)
Less: net (loss) income attributable to non-controlling interests	(147,085)	(262,686)	6,257
Net loss attributable to the Company	(5,087,330)	(3,706,166)	(5,786,311)
Other comprehensive loss
Foreign currency translation adjustments	728,157	3,958	(401,800)
Comprehensive loss	(4,506,258)	(3,964,894)	(6,181,854)
Less: comprehensive (loss) income attributable to non-controlling interests	(144,655)	(271,363)	7,530
Comprehensive loss attributable to the Company	(4,361,603)	(3,693,531)	(6,189,384)
Net (loss) income attributable to the Company
Continuing operation	(5,922,482)	(2,166,349)	(2,704,063)
Discontinued operation	835,152	(1,539,817)	(3,082,248)
Total	$ (5,087,330)	$ (3,706,166)	$ (5,786,311)
(Loss) income per share
Continuing operation (in Dollars per share)	$ (2.08)	$ (1.09)	$ (1.44)
Discontinued operation (in Dollars per share)	0.29	(0.78)	(1.64)
Total (in Dollars per share)	$ (1.79)	$ (1.87)	$ (3.08)
Weighted average number of shares outstanding
Basic (in Shares)	2,848,785	1,980,944	1,880,149
Diluted (in Shares)	2,848,785	1,980,944	1,880,149